Share-based compensation - Summary of main features of one-time award package (Details)	Jan. 20, 2021 Options
Alignment Award
Share-based payments
Granted	6,478,761
Annual vesting percentage	25.00%
Post-IPO, Phantom Shares (Restoration Grant)
Share-based payments
Granted	1,875,677